Note Payable, net (Details Textual) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Note Payable (Textual)
Aggregate principal amount	$ 10,000,000	$ 10,000,000
Issuance of commom stock shares		296,402			50,000
Aggregate amount of shares issued	$ 1,000,000	$ 1,067,044			$ 245,000
Interest Expense					825,708
Amortization of discount		$ 421,862	$ 288,379	$ 376,627	$ 825,708
Senior Secured Note [Member]
Note Payable (Textual)
Description of LIBOR rate		The Original Principal Amount of the Note bears interest at a rate equal to LIBOR plus 9% per annum. Such interest is payable in cash except that 2% per annum of the interest shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest.
Debt Instrument, Term		42 months
Payment term monetization revenues description		The Company shall pay the Revenue Participants up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter (the "Revenue Stream"). The Company must also pay $350,000 to the Note Purchasers upon repayment of the Notes.
Purchasers upon repayment of the notes		$ 350,000,000
Amortization of deferred revenue		$ 9,000
Senior Secured Note [Member] | Fortress Credit Collc [Member]
Note Payable (Textual)
Issuance of commom stock shares		261,954
Aggregate amount of shares issued		$ 1,000,000,000
Stock price per share	$ 3.817	$ 3.817
Notes and a structuring fee to the Investors		$ 8,850,000,000
Percentage of discount		10.00%